Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
6. Inventories:

	December 31, 2020	December 31, 2019
Purchased parts and materials	$36,066	$32,818
Work-in-process	3,203	2,854
Finished goods	12,133	12,134
	$51,402	$47,806

During the year ended December 31, 2020, the Company recorded write-downs to net realizable value of approximately $507 (year ended December 31, 2019 - $57).